NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Future Minimum Lease Receipts (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
NET INVESTMENT IN DIRECT FINANCING LEASES
Within 1 year	$ 377,696	$ 113,637,581
2 years	117,869,926	7,340,325
3 years	7,847,263	1,583,569
4 years	1,733,007	0
Total minimum finance lease receivables	$ 127,827,892	$ 122,561,475